UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21190
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    Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC
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               (Exact name of registrant as specified in charter)

                          55 E. 59th Street, 10th Floor
                               New York, NY 10022
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               (Address of principal executive offices) (Zip code)


                                Millie Kim, Esq.
                    Citigroup Alternative Investments L.L.C.
                           399 Park Avenue, 7th Floor
                               New York, NY 10022
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                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 212-559-4999
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                        Date of fiscal year end: March 31
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             Date of reporting period: July 1, 2008 - June 30, 2009
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Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD


                    FOR PERIOD JULY 1, 2008 TO JUNE 30, 2009


REGISTRANT NAME: CITIGROUP ALTERNATIVE INVESTMENTS MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
INVESTMENT COMPANY ACT FILE NUMBER: 811-21190
REPORTING PERIOD:                                      07/01/2008 - 06/30/2009
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REGISTRANT ADDRESS: 55 E. 59TH STREET 10TH FLOOR, NEW YORK, NY 10022
NAME OF SERIES (AS APPLICABLE): SERIES G

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                                                                                                         FUND'S VOTE
                                                                                                           FOR OR
                                                                                                       AGAINST PROPOSAL,
                                                                                                         OR ABSTAIN;
                                                                                 WHO          WHETHER      FOR OR          WHETHER
                                                                               PROPOSED        FUND       WITHHOLD          VOTE
ISSUER OF         EXCHANGE                                                      MATTER:        CAST       REGARDING      WAS FOR OR
PORTFOLIO          TICKER               SHAREHOLDER     SUMMARY OF MATTER       ISSUER/       VOTE ON     ELECTION OF      AGAINST
SECURITY           SYMBOL     CUSIP #   MEETING DATE         VOTED ON         SHAREHOLDER     MATTER      DIRECTORS      MANAGEMENT
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NAC European         N/A        N/A       17-Sep-08     Proposed change to      ISSUER          YES           FOR           FOR
Credit Fund                                             redemption terms.
                                                        Proposed issuance of
                                                        new share class and
                                                        certain amendments to
                                                        Memorandum and Articled
                                                        of Association.

                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.





Registrant    Citigroup Alternative Investments Multi-Adviser Hedge
              Fund Portfolios LLC
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By (Signature and Title)*  /s/ Raymond Nolte
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                           Raymond Nolte, President
                           (Principal Executive Officer)

Date          08/13/2009
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*Print the name and title of each signing officer under his or her signature.